Sector Regulation and Electricity System Operations (Detail) $ in Millions		1 Months Ended			12 Months Ended
	Jan. 21, 2020	Nov. 30, 2017 $ / MWh GWh TWh company	Jul. 31, 2016 $ / MWh TWh company item	Oct. 31, 2015 $ / MWh TWh item	Dec. 31, 2020 USD ($) kilovolts kW GWh segment item
Sector Regulations And Electricity System Operations [Line Items]
Percentage of renewable energy requirement					5.00%
Percentage of increase in energy requirement					0.50%
Target for renewable energy requirement					10.00%
Target for energy generated by non-conventional renewable energy					20.00%
Fee setting process					4 years
Price setting process | item					9
Annual Value of Transmission, minimum discount rate					7.00%
Number of years of income from the start of operations					20 years
Period of bidding processes managed by the CNE					5 years
Pay as bid, extension period					20 years
Frequency of calculation by CNE (in years)					4 years
Percentage of aggregate profitability industry range					10.00%
Review period of services associated with the calculation of AVD					4 years
Maximum amount of account receivable generated | $					$ 1,350
Number of energy blocks awarded | item			5	3
Energy blocks awarded unit | TWh			12.4	1.2
Number of companies | company		5	84
Weighted price of energy | $ / MWh		32.50	47.60	79.30
Energy awarded unit per year | GWh		2,200
Number of transmission segment | segment					5
Distribution price setting period	4 years
Future period annual energy supply | GWh					2,310
Enel Generación Chile S.A. [Member]
Sector Regulations And Electricity System Operations [Line Items]
Energy awarded unit per year | TWh		1.2	5.9
Percentage of total energy awarded		54.00%	47.60%
Bottom of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for regulated customers					500
Connected capacity for free customers					500
Term of free customers					4 years
Annual margin range					6.00%
Differential rate allowed from the rate defined by the CNE					3.00%
Top of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for regulated customers					5,000
Connected capacity for free customers					5,000
Electricity supplied to end customers, voltage | kilovolts					23
Annual margin range					8.00%
Differential rate allowed from the rate defined by the CNE					2.00%